SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member] | Minimum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	15 years
Buildings [Member] | Maximum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	20 years
Machinery [Member] | Minimum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	3 years
Machinery [Member] | Maximum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	15 years
Electronic Equipment [Member] | Minimum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	3 years
Electronic Equipment [Member] | Maximum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	15 years
Leasehold Improvements and Property Improvements [member] | Minimum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	3 years
Leasehold Improvements and Property Improvements [member] | Maximum [Member]
Detailed Information about Property, Plant and Equipment [Abstract]
Estimated useful life of property plant and equipment	15 years